Assets pledged, collateral received and assets transferred - Fair value at the balance sheet date of collateral accepted and re-pledged to others (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
38. Assets pledged, collateral received and assets transferred
Fair value of securities accepted as collateral	£ 793,573	£ 656,598
Of which fair value of securities re-pledged/transferred to others	£ 685,300	£ 554,988